Management compensation and share based payments (Details) - Schedule of expenses with management compensation - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Expenses With Management Compensation Abstract
Board of directors and executive board compensation	R$ 4,208	R$ 3,803	R$ 3,789
Bonuses	8,249	8,220	7,093
Short term employee benefits	12,457	12,023	10,882
Share based payment	1,717	1,416	1,117
Total compensation	R$ 14,174	R$ 13,439	R$ 11,999